Related Party Transaction and Balances (Details) - Schedule of group reached an agreement with affected entity to repay payables	Dec. 31, 2022 CNY (¥)
Nominal Payment [Member]
Related Party Transaction and Balances (Details) - Schedule of group reached an agreement with affected entity to repay payables [Line Items]
2023	¥ 25,000,000
2024
2025
2026
2027	50,000,000
Thereafter	288,373,373
Total	363,373,373
Unamortized Finance Costs [Member]
Related Party Transaction and Balances (Details) - Schedule of group reached an agreement with affected entity to repay payables [Line Items]
2023	1,415,094
2024
2025
2026
2027	12,637,091
Thereafter	109,559,719
Total	¥ 123,611,904